UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/03
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/09/03
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       110

Form 13f Information Table Value Total:                13,001,571
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Wireless Group         COM              00209A106      265    40178 SH       SOLE                    40178
Alleghany Corp                 COM              017175100    49325   301223 SH       SOLE                   229180             72043
                                                             64074   391294 SH       DEFINED 01             391294
Allied Waste Industries, Inc.  COM              019589308     3348   419000 SH       SOLE                   419000
                                                             14085  1762800 SH       DEFINED 01            1762800
Alltel Corp                    COM              020039103    24882   555900 SH       SOLE                   555900
Amdocs Ltd. Ord                COM              G02602103   376925 28382900 SH       SOLE                 21622000           6760900
                                                             40782  3070900 SH       DEFINED 01            3070900
Aon Corp                       COM              037389103   382603 18501100 SH       SOLE                 15624200           2876900
                                                            249339 12057000 SH       DEFINED 01           12057000
                                                               765    37000 SH       OTHER                   37000
Automatic Data Processing      COM              053015103   117279  3809000 SH       SOLE                  3462000            347000
                                                            147229  4781700 SH       DEFINED 01            4781700
                                                               154     5000 SH       OTHER                    5000
Brascan Corporation            COM              10549P606     1990   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     1749    89000 SH       SOLE                    53000             36000
Cable & Wireless ADR           COM              126830207      113    34000 SH       SOLE                    34000
Catellus Development Corp      COM              149111106    46872  2232000 SH       SOLE                  1580000            652000
                                                                63     3000 SH       OTHER                    3000
Checkpoint Systems, Inc.       COM              162825103    32612  3314200 SH       SOLE                  2361400            952800
Comcast Corp Cl A              COM              20030N101   196979  6889793 SH       SOLE                  5321143           1568650
                                                            110127  3851929 SH       DEFINED 01            3851929
                                                                37     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   398317 14489517 SH       SOLE                 12072017           2417500
                                                            274295  9978000 SH       DEFINED 01            9978000
                                                               728    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     3616   151300 SH       SOLE                    71300             80000
                                                             35730  1495000 SH       DEFINED 01            1495000
Diageo Plc - ADR               COM              25243Q205    22591   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   468974  8515961 SH       SOLE                  6867361           1648600
                                                            309218  5615000 SH       DEFINED 01            5615000
                                                              1314    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888    78328 12452750 SH       SOLE                 11527250            925500
First Tenn Natl                COM              337162101      953    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106     1396  2792000 SH       SOLE                  1793900            998100
                                                              4000  8000000 SH       DEFINED 01            8000000
Forest City Enterprises, Inc.  COM              345550107    76860  2209900 SH       SOLE                  1232500            977400
                                                             79009  2271675 SH       DEFINED 01            2271675
General Motors                 COM              370442105   395330 11758760 SH       SOLE                  9474460           2284300
                                                            168100  5000000 SH       DEFINED 01            5000000
                                                               493    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   522549 46656171 SH       SOLE                 38726471           7929700
                                                            250078 22328400 SH       DEFINED 01           22328400
                                                               810    72333 SH       OTHER                   72333
Genlyte Group, Inc.            COM              372302109    70480  2140300 SH       DEFINED 01            2140300
Hilton Hotels Corp             COM              432848109   492969 42460682 SH       SOLE                 34383187           8077495
                                                            280780 24184353 SH       DEFINED 01           24184353
                                                               820    70666 SH       OTHER                   70666
Hollinger International, Inc.  COM              435569108    54395  6885400 SH       SOLE                  4392400           2493000
                                                             91237 11549000 SH       DEFINED 01           11549000
IHOP Corp.                     COM              449623107     6514   289000 SH       SOLE                   139000            150000
                                                             67126  2978100 SH       DEFINED 01            2978100
Knight Ridder                  COM              499040103   270137  4617727 SH       SOLE                  3654027            963700
                                                            173938  2973300 SH       DEFINED 01            2973300
                                                              1308    22366 SH       OTHER                   22366
Koninklijke Philips Electronic COM              500472303   112552  7219500 SH       SOLE                  6439900            779600
                                                             71637  4595034 SH       DEFINED 01            4595034
                                                                47     3000 SH       OTHER                    3000
Marriott International Class A COM              571903202   397818 12506063 SH       SOLE                 10319663           2186400
                                                            234122  7360000 SH       DEFINED 01            7360000
                                                               668    21000 SH       OTHER                   21000
NCR Corp                       COM              62886E108    92228  5028800 SH       SOLE                  3655000           1373800
                                                             69907  3811700 SH       DEFINED 01            3811700
Neiman Marcus Group Class B    COM              640204301    13862   515500 SH       SOLE                   515500
                                                             62753  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    76997  2656000 SH       SOLE                  2270000            386000
                                                             16095   555200 SH       DEFINED 01             555200
News Corp Ltd ADR              COM              652487703    67402  2602400 SH       SOLE                  2172000            430400
                                                             35871  1385000 SH       DEFINED 01            1385000
PepsiAmericas. Inc.            COM              71343P200    24663  2097200 SH       SOLE                  1877200            220000
                                                             56802  4830100 SH       DEFINED 01            4830100
Pioneer Natural Resources Co.  COM              723787107   257325 10252000 SH       SOLE                  7869100           2382900
                                                            257451 10257000 SH       DEFINED 01           10257000
                                                               853    34000 SH       OTHER                   34000
Ralcorp Holdings Inc.          COM              751028101     1914    73500 SH       SOLE                                      73500
                                                             52559  2018400 SH       DEFINED 01            2018400
Rayonier, Inc.                 COM              754907103    60287  1368300 SH       SOLE                  1017900            350400
                                                            127774  2900000 SH       DEFINED 01            2900000
Ruddick Corp.                  COM              781258108    41747  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   153493 19960085 SH       SOLE                 14972085           4988000
                                                                51     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   231490 23149005 SH       SOLE                 18149005           5000000
                                                               675    67500 SH       OTHER                   67500
Shaw Communications, Inc. Clas COM              82028K200    85839  8167400 SH       SOLE                  6829900           1337500
                                                            188827 17966400 SH       DEFINED 01           17966400
Telephone & Data Systems, Inc. COM              879433100   285149  6970157 SH       SOLE                  5481157           1489000
                                                            147215  3598500 SH       DEFINED 01            3598500
                                                               368     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     4427   230200 SH       SOLE                   117600            112600
                                                             55402  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     5407   258700 SH       SOLE                   258700
                                                             43673  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   153018 18002136 SH       SOLE                 14414536           3587600
                                                            140079 16479900 SH       DEFINED 01           16479900
                                                               407    47900 SH       OTHER                   47900
U. S. Industries               COM              912080108    23242  5869300 SH       SOLE                  4378000           1491300
                                                             35006  8840000 SH       DEFINED 01            8840000
Vivendi Universal ADR          COM              92851s204   422578 31535695 SH       SOLE                 26036995           5498700
                                                             58302  4350900 SH       DEFINED 01            4350900
                                                               724    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   506299 29747300 SH       SOLE                 24772100           4975200
                                                            324163 19046000 SH       DEFINED 01           19046000
                                                               783    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   476040 22475923 SH       SOLE                 18160423           4315500
                                                            215212 10161100 SH       DEFINED 01           10161100
                                                               765    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   462183 18996423 SH       SOLE                 15728423           3268000
                                                            299210 12298000 SH       DEFINED 01           12298000
                                                               827    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606    83389  4167900 SH       DEFINED 01            4167900